                                            Registration Statement No.  33-43628
                                                                        811-6465

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 20

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 20

                           THE TRAVELERS SERIES TRUST
                           --------------------------
                           (Exact name of Registrant)

                 ONE TOWER SQUARE, HARTFORD, CONNECTICUT  06183
                 ----------------------------------------------
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (860) 277-0111
                                                           --------------

                                ERNEST J. WRIGHT
                       Secretary to the Board of Trustees
                           The Travelers Series Trust
                                One Tower Square
                          Hartford, Connecticut  06183
                          ----------------------------
                    (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective (check appropriate box):


         immediately upon filing pursuant to paragraph (b).
-------
  X      on May 1, 1997 pursuant to paragraph (b).
-------
         60 days after filing pursuant to paragraph (a)(1).
-------
         on            pursuant to paragraph (a)(1)
-------     ----------
         75 days after filing pursuant to paragraph (a)(2).
-------
         on            pursuant to paragraph (a)(2) of Rule 485.
-------     ----------

If appropriate, check the following box:
         this post-effective amendment designates a new effective date for a
------   previously filed post-effective amendment.

AN INDEFINITE NUMBER OF SHARES OF BENEFICIAL INTEREST OF THE REGISTRANT WERE REGISTERED PURSUANT TO RULE 24f-2 OF THE INVESTMENT COMPANY ACT OF 1940. A RULE 24f-2 NOTICE FOR REGISTRANT'S FISCAL YEAR ENDED DECEMBER 31, 1996 WAS FILED ON FEBRUARY 28, 1997.

                           THE TRAVELERS SERIES TRUST

  Cross-Reference Sheet pursuant to Rule 495 under the Securities Act of 1933


ITEM
NO.                                                             CAPTION IN PROSPECTUS
---                                                             ---------------------
1.     Cover Page                                               Cover Page
2.     Synopsis                                                 Cover Page
3.     Condensed Financial Information                          Financial Highlights
4.     General Description of Registrant                        Cover Page; The Travelers Series Trust;
                                                                   Investment Objectives and Policies
5.     Management of the Fund                                   Board of Trustees; Investment Manager;
                                                                   Investment Subadvisers; Securities
                                                                   Transactions; Fund Expenses; Additional
                                                                   Information
6.     Capital Stock and Other Securities                       Fund Description; Dividends and
                                                                   Distributions;  Shareholder Rights
                                                                   Net Asset Value
7.     Purchase of Securities Being Offered                     Shareholder Rights
8.     Redemption or Repurchase                                 Net Asset Value
9.     Legal Proceedings                                        Legal Proceedings
                                                                CAPTION IN STATEMENT OF ADDITIONAL
                                                                INFORMATION
                                                                --------------------------------------
10.    Cover Page                                               Cover Page
11.    Table of Contents                                        Table of Contents
12.    General Information and History                          Not Applicable
13.    Investment Objectives and Policies                       Investment Objectives and Policies;
                                                                   Investment Restrictions; Appendix
14.    Management of the Registrant                             Trustees and Officers
15.    Control Persons and Principal                            Additional Information
          Holders of Securities
16.    Investment Advisory and                                  Investment Adviser; Investment Subadvisers;
          Other Services                                           Additional Information
17.    Brokerage Allocation                                     Brokerage
18.    Capital Stock and Other                                  Declaration of Trust
          Securities
19.    Purchase, Redemption and Pricing                         Valuation of Securities
          of Securities Being Offered
20.    Tax Status                                               Distributions and Taxes
21.    Underwriters                                             Not Applicable
22.    Calculation of Performance Data                          Not Applicable
23.    Financial Statements                                     Additional Information


This registration statement incorporates by reference Post-Effective Amendment No. 19, filed on April 21, 1997.

                                     PART C


                               OTHER INFORMATION



Item 24.  Financial Statements and Exhibits


(a) The financial statements of the Registrant and the Report of Independent Accountants are contained in the applicable Fund's Annual Report which is incorporated in the Statement of Additional Information by reference. The Registrant's financial statements for the period ended
       December 31, 1996 include:


              U.S. GOVERNMENT SECURITIES PORTFOLIO
              SOCIAL AWARENESS STOCK PORTFOLIO
              UTILITIES PORTFOLIO
              ZERO COUPON BOND FUND PORTFOLIOS - SERIES 1998, 2000 and 2005 MFS EMERGING GROWTH PORTFOLIO
              FEDERATED HIGH YIELD PORTFOLIO
              FEDERATED STOCK PORTFOLIO
              LAZARD INTERNATIONAL STOCK PORTFOLIO
              TRAVELERS QUALITY BOND PORTFOLIO
              LARGE CAP PORTFOLIO
              EQUITY INCOME PORTFOLIO
              MID-CAP DISCIPLINED EQUITY FUND


              Statements of Assets and Liabilities as of December 31, 1996 Statements of Operations for the applicable period ended December
                 31, 1996
              Statements of Changes in Net Assets for the applicable periods ended December 31, 1996 and 1995
              Statements of Investments as of December 31, 1996
              Notes to Financial Statements

 (b) Exhibits

      1. Agreement and Declaration of Trust. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 3, 1996.)

      2. By-Laws. (Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

   5(a). Investment Advisory Agreement between the U.S. Government Securities Portfolio and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

   5(b). Investment Advisory Agreement between the Social Awareness Stock Portfolio and Smith Barney Mutual Fund Management Inc. (Incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 25, 1995.)

   5(c). Investment Advisory Agreement between the Utilities Portfolio and Smith Barney Mutual Fund Management Inc. (Incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 25, 1995.)

   5(d). Investment Advisory Agreement between the Zero Coupon Bond Fund Portfolios of The Trust and Travelers Asset Management
               International Corporation.   (Incorporated herein by reference
               to Exhibit 5(d) to Post-Effective Amendment No. 12 to the Registration Statement on N-1A filed on June 2, 1995.)

   5(e). Investment Advisory Agreement between MFS Emerging Growth Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(f). Investment Advisory Agreement between Federated High Yield Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(g). Investment Advisory Agreement between Federated Stock Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(h). Investment Advisory Agreement between Lazard International Stock Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(i). Investment Advisory Agreement between Large Cap Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(j). Investment Advisory Agreement between Equity Income Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(j) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(k). Investment Advisory Agreement between Travelers Quality Bond Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(k) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(l). Sub-Advisory Agreement between Travelers Asset Management International Corporation and Massachusetts Financial Services Company as Subadviser to MFS Emerging Growth Portfolio. (Incorporated herein by reference to Exhibit 5(l) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(m). Sub-Advisory Agreement between Travelers Asset Management International Corporation and Federated Investment Counseling as Subadviser to Federated High Yield Portfolio. Incorporated herein by reference to Exhibit 5(m) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(n). Sub-Advisory Agreement between Travelers Asset Management International Corporation and Federated Investment Counseling as Subadviser to Federated Stock Portfolio. (Incorporated herein by reference to Exhibit 5(n) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(o). Sub-Advisory Agreement between Travelers Asset Management International Corporation and Lazard Freres Asset Management as Subadviser to Lazard International Stock Portfolio. (Incorporated herein by reference to Exhibit 5(o) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(p). Sub-Advisory Agreement between Travelers Asset Management International Corporation and Fidelity Management & Research Company as Subadviser to Equity Income Portfolio and Large Cap Portfolio. (Incorporated herein by reference to Exhibit 5(p) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(q). Sub-Subadvisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. (Incorporated herein by reference to Exhibit 5(q) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(r). Sub-Subadvisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (Incorporated herein by reference to Exhibit 5(r) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(s). Investment Advisory Agreement between The Mid Cap Disciplined Equity Fund of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(s) to Post-Effective Amendment No. 17 to the Registration Statement on N-1A filed on October 31, 1996.)

   5(t). Sub-Advisory Agreement between Travelers Asset Management International Corporation and The Travelers Investment Management Company, as Subadviser to the Mid-Cap Disciplined Equity Fund. (Incorporated herein by reference to Exhibit 5(t) to Post-Effective Amendment No. 17 to the Registration Statement on N-1A filed on October 31, 1996.)

   8(a). Custody Agreement between the Registrant and Chase Manhattan Bank, N.A., Brooklyn, New York. (Incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 19 to the Registration Statement on N-1A filed on April 21, 1997.)

   8(b). Custody Agreement between the Registrant and PNC Bank. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   8(c). Custody Agreement between the Registrant and Bank of New York. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   8(d). Custody Agreement between the Registrant and Barclays Bank PLC. To be filed by amendment.

   8(e). Custody Agreement between the Registrant and Brown Brothers Harriman & Co. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   9(a). Transfer and Recordkeeping Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

   9(b). Amendment to Transfer and Recordkeeping Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   9(c). Transfer Agent Agreement between Fidelity Investments Institutional Operations Company and the Equity Income Portfolio and Large Cap Portfolio of the Registrant. Incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   9(d). Administrative Services Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(d) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   9(e). Service Agent Agreement between Fidelity Service Company and the Equity Income Portfolio and Large Cap Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 9(e) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   9(f). Participation Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(f) to Post-Effective Amendment No. 19 to the Registration Statement on N-1A filed on april 21, 1997.)

     10. Opinion and Consent of Counsel. (Incorporated herein by reference to the Registrant's most recent Rule 24f-2 Notice filing on February 28, 1997.)

  11(a). Consent of Coopers & Lybrand L.L.P., Independent Accountants. (Incorporated herein by reference to Exhibit 11(a) to Post-Effective Amendment No. 19 to the Registration Statement on N-1A filed on April 21, 1997.)

               Consent of KPMG Peat Marwick LLP, Independent Certified Public Accountants. (Incorporated herein by reference to Exhibit 11(a) to Post-Effective Amendment No. 19 to the Registration Statement on N-1A filed on April 21, 1997.)

               Consent of Price Waterhouse LLP, Independent Accountants.

  11(b). Powers of Attorney authorizing Ernest J. Wright, Secretary or Kathleen A. McGah, Assistant Secretary as signatory for Heath B. McLendon, Knight Edwards, Robert E. McGill III, Lewis Mandell, Frances M. Hawk and Ian R. Stuart. (Incorporated herein by reference to Exhibit 11(b) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

               Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Lewis E. Daidone. (incorporated herein by reference to Exhibit 11 to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed on February 24, 1997.)

     27.       Financial Data Schedule.  (Incorporated herein by reference to
               Exhibit 27 to Post-Effective Amendment No. 19 to the Registration Statement on N-1A filed on April 21, 1997.)

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Travelers Series Trust, certifies that it meets all the requirements for effectiveness of this post-effective amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, State of Connecticut, on April 21, 1997.


                          THE TRAVELERS SERIES TRUST
                          --------------------------
                                 (Registrant)



                                         By: *HEATH B. McLENDON
                                             ---------------------------------
                                              Heath B. McLendon
                                              Chairman, Board of Trustees


Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this Registration Statement has been signed below by the following persons in the capacities indicated on April 21, 1997.


*HEATH B. McLENDON                                       Chairman of the Board
---------------------------------------
 (Heath B. McLendon)

*KNIGHT EDWARDS                                          Trustee
---------------------------------------
 (Knight Edwards)

*ROBERT E. McGILL, III                                   Trustee
---------------------------------------
 (Robert E. McGill, III)

*LEWIS MANDELL                                           Trustee
---------------------------------------
 (Lewis Mandell)

*FRANCES M. HAWK                                         Trustee
---------------------------------------
 (Frances M. Hawk)

*LEWIS E. DAIDONE                                        Treasurer
---------------------------------------
 (Lewis E. Daidone)



*By: Ernest J. Wright, Attorney-in-Fact
     Secretary, Board of Trustees

                                 EXHIBIT INDEX

Exhibit
  No.                Description                                                                Method of Filing
-------              -----------                                                                ----------------
      1.         Agreement and Declaration of Trust.  (Incorporated
                 herein by reference to Exhibit 1 to Post-Effective
                 Amendment No. 13 to the Registration Statement on
                 Form N-1A, filed April 3, 1996.)

      2. By-Laws. (Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 13 to the Registration
                 Statement on Form N-1A, filed April 3, 1996.)

   5(a).         Investment Advisory Agreement between the U.S.
                 Government Securities Portfolio and Travelers Asset
                 Management International Corporation. (Incorporated herein by reference to Exhibit 5(a) to Post-Effective
                 Amendment No. 13 to the Registration Statement on
                 Form N-1A, filed April 3, 1996.)

   5(b).         Investment Advisory Agreement between the
                 Social Awareness Stock Portfolio and Smith Barney
                 Mutual Fund Management Inc. (Incorporated herein by reference to Exhibit 5(b) to Post-Effective
                 Amendment No. 11 to the Registration Statement on
                 Form N-1A filed on April 25, 1995.)

   5(c).         Investment Advisory Agreement between the
                 Utilities Portfolio and Smith Barney Mutual Fund
                 Management Inc. (Incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 25, 1995.)

   5(d).         Investment Advisory Agreement between the
                 Zero Coupon Bond Fund Portfolios of The Trust and
                 Travelers Asset Management International Corporation.
                 (Incorporated herein by reference to Exhibit 5(d) to Post-
                 Effective Amendment No. 12 to the Registration
                 Statement on Form N-1A filed on June 2, 1995.)

   5(e).         Investment Advisory Agreement between MFS
                 Emerging Growth Portfolio of the Registrant and
                 Travelers Asset Management International Corporation.
                 (Incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 16 to the Registration
                 Statement on N-1A filed on July 31, 1996.)

   5(f).         Investment Advisory Agreement between
                 Federated High Yield Portfolio of the Registrant and
                 Travelers Asset Management International Corporation.
                 (Incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 16 to the Registration
                 Statement on N-1A filed on July 31, 1996.)

Exhibit
  No.                Description                                                                Method of Filing
-------              -----------                                                                ----------------
   5(g).         Investment Advisory Agreement between
                 Federated Stock Portfolio of the Registrant and Travelers
                 Asset Management International Corporation.
                 (Incorporated herein by reference to Exhibit 5(g) to
                 Post-Effective Amendment No. 16 to the Registration
                 Statement on N-1A filed on July 31, 1996.)

   5(h).         Investment Advisory Agreement between
                 Lazard International Stock Portfolio of the Registrant and
                 Travelers Asset Management International Corporation.
                 (Incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 16 to the Registration
                 Statement on N-1A filed on July 31, 1996.)

   5(i).         Investment Advisory Agreement between Large
                 Cap Portfolio of the Registrant and Travelers Asset
                 Management International Corporation. (Incorporated herein by reference to Exhibit 5(i) to Post-Effective
                 Amendment No. 16 to the Registration Statement on
                 N-1A filed on July 31, 1996.)

   5(j).         Investment Advisory Agreement between Equity
                 Income Portfolio of the Registrant and Travelers Asset
                 Management International Corporation. (Incorporated herein by reference to Exhibit 5(j) to Post-Effective
                 Amendment No. 16 to the Registration Statement on
                 N-1A filed on July 31, 1996.)

   5(k).         Investment Advisory Agreement between Travelers
                 Quality Bond Portfolio of the Registrant and Travelers Asset
                 Management International Corporation. (Incorporated herein by reference to Exhibit 5(k) to Post-Effective
                 Amendment No. 16 to the Registration Statement on
                 N-1A filed on July 31, 1996.)

   5(l).         Sub-Advisory Agreement between Travelers Asset
                 Management International Corporation and Massachusetts
                 Financial Services Company as Subadviser to MFS Emerging
                 Growth Portfolio. (Incorporated herein by reference to Exhibit 5(l) to Post-Effective Amendment No. 16 to the
                 Registration Statement on N-1A filed on July 31, 1996.)

   5(m).         Sub-Advisory Agreement between Travelers Asset
                 Management International Corporation and Federated
                 Investment Counseling as Subadviser to Federated High
                 Yield Portfolio. (Incorporated herein by reference to Exhibit 5(m) to Post-Effective Amendment No. 16 to the
                 Registration Statement on N-1A filed on July 31, 1996.)

Exhibit
  No.                Description                                                                Method of Filing
-------              -----------                                                                ----------------
   5(n).         Sub-Advisory Agreement between Travelers
                 Asset Management International Corporation and
                 Federated Investment Counseling as Subadviser to
                 Federated Stock Portfolio.  (Incorporated herein by
                 reference to Exhibit 5(n) to Post-Effective Amendment
                 No. 16 to the Registration Statement on N-1A filed on
                 July 31, 1996.)

   5(o).         Sub-Advisory Agreement between Travelers Asset
                 Management International Corporation and Lazard Freres
                 Asset Management as Subadviser to Lazard International
                 Stock Portfolio. (Incorporated herein by reference to Exhibit 5(o) to Post-Effective Amendment No. 16 to the
                 Registration Statement on N-1A filed on July 31, 1996.)

   5(p).         Sub-Advisory Agreement between Travelers Asset
                 Management International Corporation and Fidelity
                 Management & Research Company as Subadviser to
                 Equity Income Portfolio and Large Cap Portfolio.
                 (Incorporated herein by reference to Exhibit 5(p) to Post-Effective Amendment No. 16 to the Registration
                 Statement on N-1A filed on July 31, 1996.)

   5(q).         Sub-Subadvisory Agreement between Fidelity
                 Management & Research Company and Fidelity
                 Management & Research (U.K.) Inc. (Incorporated herein by reference to Exhibit 5(q) to Post-Effective Amendment
                 No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(r).         Sub-Subadvisory Agreement between Fidelity
                 Management & Research Company and Fidelity
                 Management & Research (Far East) Inc. (Incorporated herein by reference to Exhibit 5(r) to Post-Effective
                 Amendment No. 16 to the Registration Statement on
                 N-1A filed on July 31, 1996.)

   5(s).         Investment Advisory Agreement between The Mid-Cap
                 Disciplined Equity Fund of the Registrant and
                 Travelers Asset Management International Corporation.
                 (Incorporated herein by reference to Exhibit 5(s) to Post-
                 Effective Amendment No. 17 to the Registration Statement on N-1A filed on October 31, 1996.)

   5(t).         Sub-Advisory Agreement between Travelers
                 Asset Management International Corporation and
                 The Travelers Investment Management Company, as Subadviser to the Mid-Cap Disciplined Equity Fund.
                 (Incorporated herein by reference to Exhibit 5(t) to Post-
                 Effective Amendment No. 17 to the Registration Statement on N-1A filed on October 31, 1996.)

Exhibit
  No.                Description                                                                Method of Filing
-------              -----------                                                                ----------------
   8(a).         Custody Agreement between the Registrant and
                 Chase Manhattan Bank, N.A., Brooklyn, New York.
                 (Incorporated herein by reference to Exhibit 8(a)
                 to Post-Effective Amendment No. 19 to the Registration
                 Statement on N-1A filed on April 21, 1997.

   8(b).         Form of Custody Agreement between the Registrant and
                 PNC Bank. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 16 to the
                 Registration Statement on N-1A filed on July 31, 1996.)

   8(c).         Custody Agreement between the Registrant and
                 Bank of New York. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 16 to the
                 Registration Statement on N-1A filed on July 31, 1996.)

   8(d).         Custody Agreement between the Registrant and                                   To be filed by
                 Barclays Bank PLC.                                                             amendment

   8(e).         Custody Agreement between the Registrant and Brown
                 Brothers Harriman & Co. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment
                 No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   9(a).         Transfer and Recordkeeping Agreement between the
                 Registrant and The Travelers Insurance Company.
                 (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 13 to the Registration
                 Statement on Form N-1A, filed April 3, 1996.)

   9(b). Amendment to Transfer and Recordkeeping Agreement between the Registrant and The Travelers Insurance Company.
                 (Incorporated herein by reference to Exhibit 9(b) to Post-
                 Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   9(c).         Transfer Agent Agreement between Fidelity Investments
                 Institutional Operations Company and the Equity Income
                 Portfolio and Large Cap Portfolio of the Registrant.
                 (Incorporated herein by reference to Exhibit 9(c) to Post-
                 Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   9(d).         Administrative Services Agreement between the
                 Registrant and The Travelers Insurance Company.
                 (Incorporated herein by reference to Exhibit 9(d) to Post-Effective Amendment No. 16 to the Registration
                 Statement on N-1A filed on July 31, 1996.)

   9(e).         Service Agent Agreement between Fidelity Service
                 Company and the Equity Income Portfolio and Large
                 Cap Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 9(e) to Post-Effective Amendment
                 No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

Exhibit
  No.                Description                                                                Method of Filing
-------              -----------                                                                ----------------
   9(f).         Participation Agreement between the Registrant and
                 The Travelers Insurance Company.  (Incorporated herein
                 by reference to Exhibit 9(f) to Post-Effective Amendment
                 No. 19 to the Registration Statement on N-1A filed
                 on April 21, 1997.)

     10. Opinion and Consent of Counsel. (Incorporated herein by reference to the Registrant's most recent Rule 24f-2
                 Notice filing on February 28, 1997.)

  11(a).         Consent of Coopers & Lybrand L.L.P., Independent
                 Accountants. (Incorporated herein by reference to Exhibit 11(a) to Post-Effective Amendment No. 19 to the
                 Registration Statement on N-1A filed on April 21, 1997.)

                 Consent of KPMG Peat Marwick, LLP, Independent
                 Certified Public Accountants. (Incorporated herein by reference to Exhibit 11(a) to Post-Effective Amendment
                 No. 19 to the Registration Statement on N-1A filed on April 21, 1997.)

                 Consent of Price Waterhouse, LLP, Independent                                   Electronically
                 Accountants.

  11(b).         Powers of Attorney authorizing Ernest J. Wright,
                 Secretary, or Kathleen A. McGah, Assistant Secretary to be the signatory for Heath B. McLendon, Knight Edwards, Robert E. McGill III, Lewis Mandell,
                 Frances M. Hawk and Ian R. Stuart. (Incorporated herein by reference to Exhibit 11(b) to Post-Effective
                 Amendment No. 13 to the Registration Statement on
                 Form N-1A, filed April 3, 1996.)

                 Power of Attorney authorizing Ernest J. Wright or
                 Kathleen A. McGah as signatory for Lewis E. Daidone.
                 (Incorporated herein by reference to Exhibit 11(b) to Post-
                 Effective Amendment No. 18 to the Registration Statement on Form N-1A filed on February 24, 1997.)

    27. Financial Data Schedules. (Incorporated herein by reference to Exhibit 27 to Post-Effective Amendment No. 19 to the
                 Registration Statement on N-1A filed on April 21, 1997.)
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